Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Financial assets
Securities	$ 253,922	$ 211,348	[1]
Cash collateral on securities borrowed	16,495	14,651	[1]
Securities purchased under resale agreements	79,321	80,184	[1]
Loans
Residential mortgages	277,246	274,244	[1]
Credit card	20,226	18,538	[1]
Business and government	210,047	194,870	[1]
Derivative instruments	30,311	33,243	[1]
Customers' liability under acceptances	162	10,816	[1]
Deposits
Bank	27,503	22,296	[1]
Derivative instruments	36,493	41,290	[1]
Obligations related to securities sold short	24,040	18,666	[1]
Obligations related to securities sold under repurchase agreements	115,368	87,118	[1]
Subordinated indebtedness	7,454	6,483	[1]
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	47,849	55,718
Securities	70,501	67,294
Cash collateral on securities borrowed	16,495	14,651
Securities purchased under resale agreements	60,790	66,797
Loans
Residential mortgages	276,740	273,785
Personal	45,343	44,570
Credit card	19,437	17,853
Business and government	208,040	192,856
Customers' liability under acceptances	162	10,816
Other assets	20,201	18,651
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	106,169	82,723
Securities purchased under resale agreements	18,531	13,387
Loans
Residential mortgages	4	3
Business and government	310	126
Derivative instruments	30,311	33,243
Other assets	387
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	113	144
Financial assets at fair value through OCI [member]
Financial assets
Securities	77,252	61,331
Carrying value [member]
Financial assets
Cash and deposits with banks	47,849	55,718
Securities	253,922	211,348
Cash collateral on securities borrowed	16,495	14,651
Securities purchased under resale agreements	79,321	80,184
Loans
Residential mortgages	276,744	273,788
Personal	45,343	44,570
Credit card	19,437	17,853
Business and government	208,463	193,126
Derivative instruments	30,311	33,243
Customers' liability under acceptances	162	10,816
Other assets	20,588	18,651
Financial liabilities at amortised cost [member]
Deposits
Personal	233,017	225,183
Business and government	393,978	392,021
Bank	27,503	22,296
Secured borrowings	50,179	48,098
Acceptances	173	10,820
Cash collateral on securities lent	8,515	8,081
Obligations related to securities sold under repurchase agreements	107,427	82,403
Other liabilities	19,481	18,459
Subordinated indebtedness	7,454	6,483
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	36,493	41,290
Obligations related to securities sold short	24,040	18,666
Other liabilities	150	119
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	17,214	13,852
Business and government	20,200	20,540
Secured borrowings	1,355	1,386
Obligations related to securities sold under repurchase agreements	7,941	4,715
Other liabilities	3	16
Carrying value [member]
Deposits
Personal	250,231	239,035
Business and government	414,178	412,561
Bank	27,503	22,296
Secured borrowings	51,534	49,484
Derivative instruments	36,493	41,290
Acceptances	173	10,820
Obligations related to securities sold short	24,040	18,666
Cash collateral on securities lent	8,515	8,081
Obligations related to securities sold under repurchase agreements	115,368	87,118
Other liabilities	19,634	18,594
Subordinated indebtedness	7,454	6,483
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	47,849	55,718
Securities	252,927	209,326
Cash collateral on securities borrowed	16,495	14,651
Securities purchased under resale agreements	79,321	80,184
Loans
Residential mortgages	275,213	268,403
Personal	45,339	44,454
Credit card	19,476	17,909
Business and government	208,442	192,727
Derivative instruments	30,311	33,243
Customers' liability under acceptances	162	10,816
Other assets	20,588	18,651
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(995)	(2,022)
Loans
Residential mortgages	(1,531)	(5,385)
Personal	(4)	(116)
Credit card	39	56
Business and government	(21)	(399)
Financial liabilities at fair value [member]
Deposits
Personal	250,545	238,725
Business and government	415,053	412,983
Bank	27,503	22,296
Secured borrowings	51,774	49,353
Derivative instruments	36,493	41,290
Acceptances	173	10,820
Obligations related to securities sold short	24,040	18,666
Cash collateral on securities lent	8,515	8,081
Obligations related to securities sold under repurchase agreements	115,368	87,118
Other liabilities	19,634	18,594
Subordinated indebtedness	7,679	6,561
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	314	(310)
Business and government	875	422
Secured borrowings	240	(131)
Subordinated indebtedness	$ 225	$ 78

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.